Events subsequent to the December 31 consolidated balance sheet date	12 Months Ended
Dec. 31, 2018
Statement [line items]
Events subsequent to the December 31 consolidated balance sheet date
30. Events subsequent to the December 31, 2018, consolidated balance sheet date
Dividend proposal for 2018 and approval of the Group’s 2018 consolidated financial statements
On January 29, 2019, the Novartis AG Board of Directors proposed the acceptance of the 2018 consolidated financial statements of the Novartis Group for approval by the Annual General Meeting on February 28, 2019. Furthermore, also on January 29, 2019, the Board proposed a dividend of CHF 2.85 per share to be approved at the Annual General Meeting on February 28, 2019. If approved, total dividend payments would amount to approximately USD 6.7 billion (2017: USD 7.0billion), using the CHF/USD December 31, 2018, exchange rate.
Corporate – proposal to the Annual General Meeting of Shareholders to approve a spin-off transaction of the Alcon Division
On June 29, 2018, Novartis announced its intention to seek shareholder approval for the spin-off of the Alcon business into a separately traded standalone company, following the complete and structural separation of the Alcon business into a standalone company. If the spin-off is approved at the 2019 AGM and the conditions precedent for the distribution are met, Novartis will effect the spin-off and distribute to its shareholders and ADR holders, by way of a dividend in kind, 1 Alcon share for every 5 dividend bearing share of Novartis AG (the Distribution). No dividend in kind will be declared on treasury shares held by Novartis AG or its fully owned subsidiaries.
Completion of the Distribution is subject to shareholder approval at the 2019 AGM in line with Swiss corporate law and the following conditions precedent:
(i) The Alcon Shares shall have been admitted to listing on the SIX Swiss Exchange and the New York Stock Exchange as from the ex-dividend date (subject to technical deliverables only);
(ii) The U.S. Securities and Exchange Commission (“SEC”) shall have declared effective the registration statement on Form 20-F for the Alcon Shares under the U.S. Securities Exchange Act of 1934, as amended, and no stop order suspending the effectiveness of this registration statement shall be in effect and no proceedings for that purpose shall be pending before or threatened by the SEC;
(iii) No order, injunction or decree issued by any governmental authority of competent jurisdiction or other legal restraint or prohibition preventing consummation of the spin-off of Alcon shall be in effect, and no other event outside the control of Novartis shall have occurred or failed to occur that prevents the consummation of the spin-off of Alcon (including, but not limited to, Novartis not being able to complete the internal transactions to separate the businesses currently constituting the eye care devices business of Novartis, comprising its Surgical and Vision Care operations, from the other businesses, due to elements outside of its reasonable control); and
(iv) No other events or developments shall have occurred prior to the ex-dividend date of the Distribution that, in the judgment of the Novartis Board of Directors, would result in the spin-off of Alcon having a material adverse effect (including, but not limited to, material adverse tax consequences or risks) on Novartis or its shareholders.
The Board of Directors shall (i) determine whether these conditions precedent are satisfied and, to the extent legally permissible, have authority to waive any conditions precedent if such waiver is, in the judgment of the Board of Directors, in the best interest of Novartis and its shareholders; and (ii) set the record, ex-dividend and settlement dates of the Distribution, which shall occur as soon as practicable following the satisfaction (or waiver) of these conditions precedent.
The Group expects the fair value of the distribution liability of the Alcon business, which will be recognized upon shareholders’ approval, to be in excess of the carrying value of the net assets of the Alcon business at the date of the Distribution to the Novartis AG shareholders, assuming no significant changes in market conditions or Alcon’s business performance outlook.